Schedule of Investments (unaudited) January 31, 2024	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	19,357	$176,344
iShares ESG Aware MSCI EAFE ETF	10,625	799,531
iShares ESG Aware MSCI EM ETF(b)	11,611	353,439
iShares ESG Aware MSCI USA ETF	20,927	2,224,540
iShares ESG Aware MSCI USA Small-Cap ETF	5,721	210,476
iShares MSCI Canada ETF	2,574	93,565
iShares MSCI EAFE Small-Cap ETF	2,116	127,616
iShares MSCI Emerging Markets Small-Cap ETF	1,035	58,726

		4,044,237

Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	620	29,524
iShares TIPS Bond ETF(b)	112	12,079

		41,603

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	319,379	319,571
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)	89,198	89,198

		408,769

Total Investments — 109.9% (Cost: $3,902,721)		4,494,609

Liabilities in Excess of Other Assets — (9.9)%		(404,299)

Net Assets — 100.0%		$4,090,310

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$310,087	$9,322	(a)	$—	$163	$(1)	$319,571	319,379	$603	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,260	80,938	(a)	—	—	—	89,198	89,198	132		—
iShares Developed Real Estate Index Fund, Class K	129,298	33,081		(4,945)	(580)	19,490	176,344	19,357	1,372		—
iShares ESG Aware MSCI EAFE ETF	608,193	138,476		(22,695)	382	75,175	799,531	10,625	8,314		—
iShares ESG Aware MSCI EM ETF	267,384	87,005		(9,713)	(1,353)	10,116	353,439	11,611	5,616		—
iShares ESG Aware MSCI USA ETF	1,694,793	324,380		(63,157)	1,048	267,476	2,224,540	20,927	6,195		—
iShares ESG Aware MSCI USA Small-Cap ETF	150,834	40,232		(5,974)	(75)	25,459	210,476	5,721	673		—
iShares ESG Aware U.S. Aggregate Bond ETF	24,281	4,289		(794)	(170)	1,918	29,524	620	238		—
iShares MSCI Canada ETF	70,272	15,767		(2,666)	12	10,180	93,565	2,574	1,068		—
iShares MSCI EAFE Small-Cap ETF	100,463	18,774		(3,699)	(135)	12,213	127,616	2,116	1,539		—
iShares MSCI Emerging Markets Small-Cap ETF	44,997	11,227		(1,603)	(134)	4,239	58,726	1,035	1,050		—
iShares TIPS Bond ETF	8,841	3,094		(319)	(68)	531	12,079	112	62		—

					$(910)	$426,796	$4,494,609		$26,862		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$4,044,237	$—	$—	$4,044,237
Fixed-Income Funds	41,603	—	—	41,603
Money Market Funds	408,769	—	—	408,769

	$4,494,609	$—	$—	$4,494,609

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2